Goldman Sachs N-11 Equity Fund

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A Shares, Class C Shares, Institutional Shares and Class IR Shares of the

Goldman Sachs N-11 Equity Fund (the “Fund”)

Supplement dated June 20, 2011 to the

Prospectus dated February 16, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management International (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.19% as an annual percentage rate of the average daily net assets of the Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs N-11 Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs N-11 Equity Fund		Class A	Class C	Class Institutional	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses		Goldman Sachs N-11 Equity Fund	Goldman Sachs N-11 Equity Fund Class A	Goldman Sachs N-11 Equity Fund Class C	Goldman Sachs N-11 Equity Fund Class Institutional	Goldman Sachs N-11 Equity Fund Class IR
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees			0.25%	1.00%	none	none
Other Expenses			1.15%	1.15%	1.00%	1.15%
Total Annual Fund Operating Expenses			2.70%	3.45%	2.30%	2.45%
Fee Waiver and Expense Limitation	[2]		(0.91%)	(0.91%)	(0.91%)	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation			1.79%	2.54%	1.39%	1.54%
[1]	The Fund's annual operating expenses have been estimated to reflect expenses expected to be incurred during the fiscal year.
[2]	The Investment Adviser (as defined below) has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 1.19% of the Fund's average daily net assets (effective July 1, 2011), and (ii) reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.164% of the Fund's average daily net assets. These arrangements will remain in effect through at least February 16, 2012, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.